Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
22.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31,
	2012	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	—	630,670	104,179
Prepaid expenses and other current assets	—	187	31
Due from subsidiaries	—	11,771	1,945

Total current assets	—	642,628	106,155
Non-current assets:
Investment in subsidiaries	1,573,927	1,818,025	300,316

Total non-current assets	1,573,927	1,818,025	300,316

Total assets	1,573,927	2,460,653	406,471

LIABILITIES AND SHAREHOLDERS’ EQUITY Current liabilities:
Accrued expenses and other payables	14,450	20,707	3,421
Payable for repurchase of common stock	—	227,015	37,500
Due to subsidiaries	1,833	—	—
Due to related parties	—	567	94

Total current liabilities	16,283	248,289	41,015

Total liabilities	16,283	248,289	41,015

Commitments and Contingencies
Shareholders’ equity:
Ordinary shares(par value of US$0.01 per share; 100,000,000,000 shares authorized; 100,000,000 and nil shares issued and outstanding as of December 31, 2012 and 2013, respectively)	6,867	—	—
Class A ordinary shares(par value of US$0.01 per share; 99,931,211,060 shares authorized; nil and 36,347,496 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	—	2,472	408
Class B ordinary shares(par value US$0.01 per share; 68,788,940 shares authorized; nil and 68,788,940 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	—	4,677	773
Additional paid-in capital	1,128,314	1,949,013	321,954
Accumulated other comprehensive income	252	1,986	328
Retained earnings	422,211	254,216	41,993

Total shareholders’ equity	1,557,644	2,212,364	365,456

Total liabilities and shareholders’ equity	1,573,927	2,460,653	406,471

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(1,897)	(14,638)	(1,125)	(186)

Operating losses	(1,897)	(14,638)	(1,125)	(186)
Equity in income of subsidiaries	133,161	227,519	457,287	75,538

Income before income taxes	131,264	212,881	456,162	75,352
Income tax expense	—	—	—	—

Net income	131,264	212,881	456,162	75,352

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	—	252	1,734	286

Comprehensive income	131,264	213,133	457,896	75,638

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(3,294)	(544)

Net cash generated from financing activities	—	—	632,865	104,541

Effect of exchange rate changes on cash and cash equivalents	—	—	1,099	182

Net increase in cash and cash equivalents	—	—	630,670	104,179
Cash and cash equivalents at beginning of year	—	—	—	—

Cash and cash equivalents at end of year	—	—	630,670	104,179

(a)	Basis of accounting

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in income of subsidiaries” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.